NON-PUBLIC
OMB Number:  3235-0646

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM SH

FORM SH COVER PAGE

Report for the Period Ended: October 18, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:       Emmett M. Murphy
Address:    201 Main Street, Suite 1555
            Fort Worth, Texas

Form 13F File Number: 28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Emmett M. Murphy
Title:       President
Phone:       817-335-1145

Signature, Place, and Date of Signing

Emmett Murphy     Fort Worth, Texas        October 20, 2008
[Signature]        [City, State]               [Date]

Report Type (Check only one):

[X]    FORM SH ENTRIES REPORT.

[ ]    FORM SH NOTICE.

[ ]    FORM SH COMBINATION REPORT.

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FORM SH SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              21

Form SH Information Table Entry Total:

Form SH Information Table Value Total:         $20,307(thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.

none

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

FORM SH INFORMATION TABLE PAGE 1
MONDAY, October 13, 2008


Column 1   Column 2       Column 3   Column 4    Column 5   Column 6   Column 7   Column 8
Name of    CUSIP          Short      Number of   Value of   Short      Largest    Time of
Issuer                    Position   Securities  Securities Position   Intraday   Day of
                          (Start of  Sold Short  Sold Short (End of    Short      Largest
                          Day)       (Day)       (Day)      Day)       Position   Intraday
                                                 (x $1000)                        Short
                                                                                  Position
None



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

FORM SH INFORMATION TABLE PAGE 2
TUESDAY, October 14, 2008

Column 1   Column 2       Column 3   Column 4    Column 5   Column 6   Column 7   Column 8
Name of    CUSIP          Short      Number of   Value of   Short      Largest    Time of
Issuer                    Position   Securities  Securities Position   Intraday   Day of
                          (Start of  Sold Short  Sold Short (End of    Short      Largest
                          Day)       (Day)       (Day)      Day)       Position   Intraday
                                                 (x $1000)                        Short
                                                                                  Position
Fossil
Inc.       349882100000   0          50,000         949     50,000     50,000    12:07pm
National
Oilwell
Varco      637071101000   0          50,000         1,465   50,000     50,000     3:08pm
Sonic
Corp       835451105000   0          44,600         529     44,600     44,600     3:00pm

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
FORM SH INFORMATION TABLE PAGE 3
WEDNESDAY, OCTOBER 15, 2008

Column 1   Column 2       Column 3   Column 4    Column 5   Column 6   Column 7   Column 8
Name of    CUSIP          Short      Number of   Value of   Short      Largest    Time of
Issuer                    Position   Securities  Securities Position   Intraday   Day of
                          (Start of  Sold Short  Sold Short (End of    Short      Largest
                          Day)       (Day)       (Day)      Day)       Position   Intraday
                                                 (x $1000)                        Short
                                                                                  Position
National
Oilwell
Varco      637071101000   50,000     50,000         2,453   100,000    100,000    8:51am
Ulta
Salon
Cosmetics  90384S303000   100,000    10,000         103     110,000    110,000    2:55pm
Factset
Research   303075105000   0          15,000         615     15,000     15,000     1:48pm
Harley
Davidson   412822108000   0          100,000        2,453   100,000    100,000    8:46am
Macerich
Co.        554382101000   0          35,000         1,184   35,000     35,000     1:23pm
Simon
Property   828806109000   0          30,000         1,821   30,000     30,000     1:05pm
Sonic
Corp       835451105000   44,600     55,400         581     100,000    100,000    2:40pm
World
Fuel Ser   981475106000   20,000     30,000         552     50,000     50,000     2:15pm



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
FORM SH INFORMATION TABLE PAGE 4
THURSDAY, _OCTOBER 16, 2008

Column 1   Column 2       Column 3   Column 4    Column 5   Column 6   Column 7   Column 8
Name of    CUSIP          Short      Number of   Value of   Short      Largest    Time of
Issuer                    Position   Securities  Securities Position   Intraday    Day of
                          (Start of  Sold Short  Sold Short (End of    Short      Largest
                          Day)       (Day)       (Day)      Day)       Position   Intraday
                                                 (x $1000)                        Short
                                                                                  Position
Ulta
Salon      90384S303000   110,000    36,000         376     146,000    146,000    3:02pm
Aercap
Holdings   N00985106000   0          75,000         563     75,000     75,000     3:08pm
Build A
Bear       120076104000   0          13,600         66      13,600     13,600     3:01pm
Carbo
Ceramics   140781105000   95,400     10,000         380     105,400    105,400    9:4am
Factset
Research   303075105000   15,000     10,000         422     25,000     25,000     9:55am
Intl
Speedway   460335201000   25,000     25,000         660     50,000     50,000     10:38am
Simon
Property   828806109000   30,000     20,000         1,328   50,000     50,000     9:38am



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
FORM SH INFORMATION TABLE PAGE 5
FRIDAY, OCTOBER 17, 2008_

Column 1   Column 2       Column 3   Column 4    Column 5   Column 6   Column 7   Column 8
Name of    CUSIP          Short      Number of   Value of   Short      Largest    Time of
Issuer                    Position   Securities  Securities Position   Intraday   Day of
                          (Start of  Sold Short  Sold Short End of     Short      Largest
                          Day)       (Day)       (Day)      Day)       Position   Intraday
                                                 (x $1000)                        Short
Harley
Davidson   412822108000   0          100,000        2,580   100,000    100,000    9:03am
Factset
Research   303075105000   25,000     25,000         1,047   50,000     50,000     9:06am
Build A
Bear       120076104000   13,600     36,400         180     50,000     50,000     3:00pm


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